Prepaid Expenses and Other Current Assets (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consist of the following (in thousands):
	December 31, 2020	September 30, 2021
Vendor deposits	$4,205	$18,125
Prepaid expenses	1,043	4,060
Deferred cost of revenue	992	—
Surety collateral	113	246
Other current assets	571	1,127
	$6,924	$23,558

Prepaid expenses and other current assets consist of the following (in thousands):
	As of December 31,
	2019	2020
Vendor deposits	$1,738	$4,205
Prepaid expenses	209	1,043
Deferred cost of revenue	19	992
Surety collateral*	1,835	113
Other current assets	47	571
	$3,848	$6,924

*	Surety collateral represents amounts held in deposit to secure performance bonds, which is expected to be ultimately received back in cash when settled.